Significant Unobservable Inputs for Level 3 Fair Value Measurements (Detail) (USD $) In Millions, unless otherwise specified												12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012	Jun. 30, 2013 VIEs Collateralized Debt Obligations Measured at fair value on a recurring basis Level 3	Dec. 31, 2012 Consolidated investment entities	Dec. 31, 2011 Consolidated investment entities	Jun. 30, 2013 Consolidated investment entities VIEs	Dec. 31, 2012 Consolidated investment entities VIEs	Dec. 31, 2011 Consolidated investment entities VIEs	Jun. 30, 2013 Consolidated investment entities VIEs Collateralized Debt Obligations	Dec. 31, 2012 Consolidated investment entities VIEs Collateralized Debt Obligations	Dec. 31, 2011 Consolidated investment entities VIEs Collateralized Debt Obligations	Dec. 31, 2012 Consolidated investment entities VIEs Collateralized Debt Obligations Discounted Cash Flow Valuation Technique	Dec. 31, 2012 Consolidated investment entities VIEs Collateralized Debt Obligations Discounted Cash Flow Valuation Technique Minimum LIBOR	Dec. 31, 2012 Consolidated investment entities VIEs Collateralized Debt Obligations Discounted Cash Flow Valuation Technique Maximum LIBOR
Variable Interest Entities [Line Items]
Liabilities of consolidated investment entities	$ 5,732.6	$ 4,121.8	$ 4,881.3	$ 4,121.8	$ 2,256.6	$ 5,412.6	$ 3,829.4	$ 2,057.1	$ 4,881.3	$ 3,829.4	$ 2,057.1	$ 3,829.4
Fair Value Inputs, Probability of Default												2.00%
Fair Value Inputs, Recovery Rate												70.00%
Fair Value Inputs, Prepayment Rate												20.00%
Fair Value Inputs, Discount Margin													1.36%	9.00%